Related Party Transactions - Schedule of Payables to Related Parties (Details) - TWD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Related Party Transactions [Abstract]
Other payables SELX	$ 0	$ 0	$ 2,487